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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 59.9%
		Advertising: 0.3%
12,927		Harte-Hanks, Inc.	$178,780
2,805	@	inVentiv Health, Inc.	46,928
42,339		Omnicom Group	1,564,003
			1,789,711
		Aerospace/Defense: 2.4%
2,269	@	AAR Corp.	49,782
1,056	@	Aerovironment, Inc.	29,663
1,694	@	Alliant Techsystems, Inc.	131,878
106	@	BE Aerospace, Inc.	2,135
4,100		Cubic Corp.	161,827
1,970		Curtiss-Wright Corp.	67,236
5,607	@	Esterline Technologies Corp.	219,850
21,000	@	Gencorp, Inc.	112,560
22,067		General Dynamics Corp.	1,425,528
27,100		L-3 Communications Holdings, Inc.	2,176,672
34,501		Lockheed Martin Corp.	2,693,838
1,438	@	Moog, Inc.	42,421
1,860		National Presto Industries, Inc.	160,909
13,930		Northrop Grumman Corp.	720,878
9,014	@	Orbital Sciences Corp.	134,940
59,050		Raytheon Co.	2,832,629
1,700	@	Teledyne Technologies, Inc.	61,183
1,032		Triumph Group, Inc.	49,526
67,856		United Technologies Corp.	4,134,466
			15,207,921
		Agriculture: 1.3%
10,950	@	Alliance One International, Inc.	49,056
2,203		Andersons, Inc.	77,546
60,250		Archer-Daniels-Midland Co.	1,760,505
85,360		Philip Morris International, Inc.	4,160,446
49,316		Reynolds American, Inc.	2,195,548
3,542		Universal Corp.	148,126
			8,391,227
		Airlines: 0.0%
9,964		Skywest, Inc.	165,203
			165,203
		Apparel: 0.2%
8,079	@	Carter's, Inc.	215,709
6,656	@	CROCS, Inc.	44,262
2,069	@	Deckers Outdoor Corp.	175,555
9,102	@	Iconix Brand Group, Inc.	113,502
1,898		Oxford Industries, Inc.	37,391
4,224		Polo Ralph Lauren Corp.	323,643
14,837	@	Timberland Co.	206,531
4,223	@	True Religion Apparel, Inc.	109,502
1,451	@, L	Volcom, Inc.	23,912
3,842	@, S	Warnaco Group, Inc.	168,510
1,300		Wolverine World Wide, Inc.	32,292
			1,450,809
		Auto Manufacturers: 0.2%
138,600	@	Ford Motor Co.	999,306
7,900		Oshkosh Truck Corp.	244,347
			1,243,653
		Auto Parts & Equipment: 0.0%
5,300	@	ATC Technology Corp.	104,728
4,609		Spartan Motors, Inc.	23,690
2,366	@	Standard Motor Products, Inc.	35,963
4,520		Superior Industries International	64,184
			228,565
		Banks: 4.8%
12,081		Bancorpsouth, Inc.	294,897
11,857		Bank Mutual Corp.	104,816
229,803		Bank of America Corp.	3,888,267
8,550		Bank of Hawaii Corp.	355,167
28,544		Bank of New York Mellon Corp.	827,491
4,977		Bank of the Ozarks, Inc.	132,040
11,370		BB&T Corp.	309,719
26,100		Capital One Financial Corp.	932,553
458,000		Citigroup, Inc.	2,216,720
1,317		Commerce Bancshares, Inc.	49,045
6,100		Community Bank System, Inc.	111,447
6,149		Cullen/Frost Bankers, Inc.	317,534
21,100		Fifth Third Bancorp.	213,743
9,562		First Financial Bancorp.	115,222

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
4,150		First Financial Bankshares, Inc.	$205,259
12,781		FirstMerit Corp.	243,222
26	L	Frontier Financial Corp.	28
13,731	L	Glacier Bancorp., Inc.	205,141
27,242		Goldman Sachs Group, Inc.	5,022,063
4,338		Hancock Holding Co.	162,979
2,307		Home Bancshares, Inc.	50,569
3,614		Independent Bank Corp.	79,978
14,100		International Bancshares Corp.	229,971
96,557		JPMorgan Chase & Co.	4,231,128
1,969		Nara Bancorp., Inc.	13,685
1,700		NBT Bancorp., Inc.	38,318
2,504		Old National Bancorp.	28,045
3,102		PrivateBancorp, Inc.	75,875
7,100		Prosperity Bancshares, Inc.	247,009
109		S&T Bancorp, Inc.	1,413
6,037	@	Signature Bank	175,073
4,174		Simmons First National Corp.	120,253
26,036		State Street Corp.	1,369,494
8,300		Sterling Bancorp.	59,926
5,900		Sterling Bancshares, Inc.	43,129
12		Susquehanna Bancshares, Inc.	71
3,057		Tompkins Financial Corp.	133,591
11,075	L	Trustco Bank Corp.	69,219
11,627		Trustmark Corp.	221,494
4,479		UMB Financial Corp.	181,131
1,096		Umpqua Holdings Corp.	11,618
8,050	L	United Bankshares, Inc.	157,700
68,578		US Bancorp.	1,499,115
812	L	Valley National Bancorp.	9,979
189,233		Wells Fargo & Co.	5,332,586
3,450	L	Westamerica Bancorp.	179,400
8,706		Wilshire Bancorp., Inc.	63,902
2,178		Wintrust Financial Corp.	60,897
			30,391,922
		Beverages: 0.6%
21,481		Coca-Cola Co.	1,153,530
2,675	@, L	Green Mountain Coffee Roasters, Inc.	197,522
4,498	@	Hansen Natural Corp.	165,257
27,800		Molson Coors Brewing Co.	1,353,304
1,100	@	Peet's Coffee & Tea, Inc.	31,053
4,500		Pepsi Bottling Group, Inc.	163,980
3,330		PepsiAmericas, Inc.	95,105
13,210		PepsiCo, Inc.	774,899
			3,934,650
		Biotechnology: 0.9%
61,445	@	Amgen, Inc.	3,700,832
4,200	@	Arqule, Inc.	19,068
13,855	@	Biogen Idec, Inc.	699,955
1,700	@	Bio-Rad Laboratories, Inc.	156,196
3,651	@	Cambrex Corp.	23,001
4,250	@	Charles River Laboratories International, Inc.	157,165
10,100	@	Cubist Pharmaceuticals, Inc.	204,020
74	@	Enzo Biochem, Inc.	524
6,120	@	Martek Biosciences Corp.	138,251
2,809	@	Regeneron Pharmaceuticals, Inc.	54,214
7,600	@	Vertex Pharmaceuticals, Inc.	288,040
			5,441,266
		Building Materials: 0.1%
3,612		AAON, Inc.	72,529
7,550		Apogee Enterprises, Inc.	113,401
3,700		Comfort Systems USA, Inc.	42,883
4,550		Eagle Materials, Inc.	130,039
5,066		Gibraltar Industries, Inc.	67,226
838		Lennox International, Inc.	30,269
13,500		Masco Corp.	174,420
6,150	@, L	NCI Building Systems, Inc.	19,680
630	L	Texas Industries, Inc.	26,454
3,200		Universal Forest Products, Inc.	126,272
			803,173
		Chemicals: 0.5%
43		American Vanguard Corp.	357
2,764		Arch Chemicals, Inc.	82,892
7,037		Ashland, Inc.	304,139
5,765		Balchem Corp.	151,620
4,270		Cabot Corp.	98,680
3,608		CF Industries Holdings, Inc.	311,118
9,040		HB Fuller Co.	188,936
6,383		Lubrizol Corp.	456,129
5,821		Minerals Technologies, Inc.	276,847
1,760		NewMarket Corp.	163,750
3,072	@	OM Group, Inc.	93,358

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
19,740	@	PolyOne Corp.	$131,666
2,150		Quaker Chemical Corp.	47,150
7,480		Schulman A, Inc.	149,076
3,779		Sensient Technologies Corp.	104,943
3,010		Sherwin-Williams Co.	181,082
2,583		Stepan Co.	155,187
4,600		Terra Industries, Inc.	159,482
6,100		Valspar Corp.	167,811
1,975		Zep, Inc.	32,094
			3,256,317
		Coal: 0.0%
5,248		Arch Coal, Inc.	116,138
9,459	@, L	Patriot Coal Corp.	111,238
			227,376
		Commercial Services: 1.5%
7,300	L	Aaron Rents, Inc.	192,720
3,916		Administaff, Inc.	102,873
1,229	@, L	Alliance Data Systems Corp.	75,067
1,600	@	American Public Education, Inc.	55,584
3,900	@	AMN Healthcare Services, Inc.	37,089
10,681	@	Apollo Group, Inc. - Class A	786,869
2,147		Arbitron, Inc.	44,572
855	@	Brink's Home Security Holdings, Inc.	26,325
1,900	@	Capella Education Co.	127,946
3,600	@	Career Education Corp.	87,768
2,755		CDI Corp.	38,708
1,950		Chemed Corp.	85,586
92	@	Coinstar, Inc.	3,034
1,467	@	Consolidated Graphics, Inc.	36,602
15,000	@	Corinthian Colleges, Inc.	278,400
3,189	@	Corrections Corp. of America	72,231
1,200	@	Corvel Corp.	34,080
7,600		Deluxe Corp.	129,960
5,050	@	Forrester Research, Inc.	134,532
2,245	@	FTI Consulting, Inc.	95,659
2,489	@	Gartner, Inc.	45,474
5,450	@	Geo Group, Inc.	109,927
6,300		Global Payments, Inc.	294,210
17,400		H&R Block, Inc.	319,812
1,600		Healthcare Services Group	29,376
2,295		Heartland Payment Systems, Inc.	33,300
11,235	@	Hewitt Associates, Inc.	409,291
1,645		Hillenbrand, Inc.	33,509
43	@	HMS Holdings Corp.	1,644
2,516	@	ITT Educational Services, Inc.	277,792
5,900		Kelly Services, Inc.	72,570
6,333	@	Kendle International, Inc.	105,888
6,250		Lender Processing Services, Inc.	238,563
6,612	@	Live Nation, Inc.	54,152
7,250		Manpower, Inc.	411,148
9,700		Moody's Corp.	198,462
17,500	@	MPS Group, Inc.	184,100
4,696	@	Navigant Consulting, Inc.	63,396
15,950	@	On Assignment, Inc.	93,308
1,450	@	Parexel International Corp.	19,706
5,565		Pharmaceutical Product Development, Inc.	122,096
1,750	@	Pre-Paid Legal Services, Inc.	88,900
19,100	@	Rent-A-Center, Inc.	360,608
60,523		RR Donnelley & Sons Co.	1,286,719
20,850	@	SAIC, Inc.	365,709
18,000		Service Corp. International	126,180
2,858	@	Spherion Corp.	17,748
6,900	@	TeleTech Holdings, Inc.	117,714
4,400	@	Ticketmaster Entertainment, Inc.	51,436
2,205	@	TrueBlue, Inc.	31,024
3,000	@	Universal Technical Institute, Inc.	59,100
3,405		Viad Corp.	67,794
5,400		Watson Wyatt Worldwide, Inc.	235,224
59,877		Western Union Co.	1,132,873
6,421	@	Wright Express Corp.	189,484
			9,693,842
		Computers: 4.2%
3,226	@	Agilysys, Inc.	21,259
36,722	@	Apple, Inc.	6,807,157
5,240	@	CACI International, Inc.	247,695
22,550	@	Ciber, Inc.	90,200
16,598	@	Computer Sciences Corp.	874,881
25,800	@	Dell, Inc.	393,708
8,900		Diebold, Inc.	293,077
7,202	@	DST Systems, Inc.	322,650
126,620	@	EMC Corp.	2,157,605
119,345		Hewlett-Packard Co.	5,634,277

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Computers (continued)
9,457	@	Insight Enterprises, Inc.	$115,470
60,751		International Business Machines Corp.	7,266,427
3,800		Jack Henry & Associates, Inc.	89,186
6,044	@	Manhattan Associates, Inc.	122,089
11,384	@	Micros Systems, Inc.	343,683
25,531	@	NCR Corp.	352,838
3,100	@	Netscout Systems, Inc.	41,881
6,150	@, L	Palm, Inc.	107,195
4,800	@	Radiant Systems, Inc.	51,552
9,070	@	Radisys Corp.	78,818
5,550	@	SYKES Enterprises, Inc.	115,551
3,630	@, L	Synaptics, Inc.	91,476
14,729	@	Synopsys, Inc.	330,224
15,095	@	Teradata Corp.	415,414
15,700	@, S	Western Digital Corp.	573,521
			26,937,834
		Cosmetics/Personal Care: 1.0%
1,050	@	Chattem, Inc.	69,731
112,935		Procter & Gamble Co.	6,541,195
			6,610,926
		Distribution/Wholesale: 0.5%
16,148	@	Brightpoint, Inc.	141,295
5,948	@	Fossil, Inc.	169,221
34,900		Genuine Parts Co.	1,328,294
19,737	@	Ingram Micro, Inc.	332,568
6,150	@	LKQ Corp.	114,021
4,900		Pool Corp.	108,878
6,335	@	Scansource, Inc.	179,407
114	@	School Specialty, Inc.	2,704
9,784	@	Tech Data Corp.	407,112
759	@	United Stationers, Inc.	36,136
1,382		Watsco, Inc.	74,504
			2,894,140
		Diversified Financial Services: 1.0%
515	@	Affiliated Managers Group, Inc.	33,480
45,100		American Express Co.	1,528,890
4,124		CME Group, Inc.	1,270,976
12,700		Discover Financial Services	206,121
6,070		Eaton Vance Corp.	169,899
371	L	Greenhill & Co., Inc.	33,234
2,300	@	IntercontinentalExchange, Inc.	223,537
6,726	@	Investment Technology Group, Inc.	187,790
8,950		Jefferies Group, Inc.	243,709
31,850	@	Nasdaq Stock Market, Inc.	670,443
8,898		National Financial Partners Corp.	77,591
26,400		NYSE Euronext	762,696
6,721		OptionsXpress Holdings, Inc.	116,139
900	@	Piper Jaffray Cos.	42,948
873	@, L	Portfolio Recovery Associates, Inc.	39,573
8,562		Raymond James Financial, Inc.	199,323
2,057	@	Stifel Financial Corp.	112,929
3,230		SWS Group, Inc.	46,512
236		Waddell & Reed Financial, Inc.	6,714
5,347	@, L	World Acceptance, Corp.	134,798
			6,107,302
		Electric: 1.6%
2,550		Alliant Energy Corp.	71,018
5,028		Avista Corp.	101,666
1,850		Central Vermont Public Service Corp.	35,705
326		CH Energy Group, Inc.	14,445
12,600		Dominion Resources, Inc.	434,700
4,353		DPL, Inc.	113,613
32,497		DTE Energy Co.	1,141,945
17,200		Edison International	577,576
65,600		Exelon Corp.	3,255,072
48,000		FirstEnergy Corp.	2,194,560
19,646		Great Plains Energy, Inc.	352,646
10,321		MDU Resources Group, Inc.	215,193
12,500		NSTAR	397,750
391		NV Energy, Inc.	4,532
6,800		OGE Energy Corp.	224,944
12,883		PNM Resources, Inc.	150,473
26,800		Public Service Enterprise Group, Inc.	842,592
2,879		UIL Holdings Corp.	75,977
1,665		Unisource Energy Corp.	51,199
			10,255,606
		Electrical Components & Equipment: 0.2%
5,150		Ametek, Inc.	179,787
1,736		Belden CDT, Inc.	40,102
3,163		Encore Wire Corp.	70,661
3,900	@	Energizer Holdings, Inc.	258,726
8,864		Hubbell, Inc.	372,288
			921,564

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electronics: 0.9%
1,700		American Science & Engineering, Inc.	$115,668
15,000	@	Arrow Electronics, Inc.	422,250
15,786	@	Avnet, Inc.	409,962
883		Badger Meter, Inc.	34,163
1,503		Bel Fuse, Inc.	28,602
13,060	@	Benchmark Electronics, Inc.	235,080
7,747		Brady Corp.	222,494
10,095	@	Checkpoint Systems, Inc.	165,962
6,305		CTS Corp.	58,637
2,400		Daktronics, Inc.	20,568
648	@	Dionex Corp.	42,101
4,115	@	FEI Co.	101,435
2,711		Gentex Corp.	38,361
4,366		Methode Electronics, Inc.	37,853
2,451	@, @@	Mettler Toledo International, Inc.	222,036
12,281	@	Newport Corp.	107,582
3,798		Park Electrochemical Corp.	93,621
3,970	@	Plexus Corp.	104,570
5,678		Technitrol, Inc.	52,294
61,800	@	Thermo Electron Corp.	2,698,806
7,401	@	Thomas & Betts Corp.	222,622
271	@	Trimble Navigation Ltd.	6,480
8,879	@	TTM Technologies, Inc.	101,842
2,008	@	Varian, Inc.	102,528
23,300	@	Vishay Intertechnology, Inc.	184,070
5,950		Watts Water Technologies, Inc.	179,988
			6,009,575
		Energy - Alternate Sources: 0.0%
591	@	Headwaters, Inc.	2,287
			2,287
		Engineering & Construction: 0.4%
6,300	@	Aecom Technology Corp.	170,982
10,455	@	Dycom Industries, Inc.	128,597
11,810	@	EMCOR Group, Inc.	299,029
1,200	@	Exponent, Inc.	33,804
1,058		Granite Construction, Inc.	32,735
2,326	@	Insituform Technologies, Inc.	44,520
11,400	@	Jacobs Engineering Group, Inc.	523,830
21,373		KBR, Inc.	497,777
8,208	@	Shaw Group, Inc.	263,395
1,100	@	Stanley, Inc.	28,292
10,520	@	URS Corp.	459,198
			2,482,159
		Entertainment: 0.0%
3,160	@	Pinnacle Entertainment, Inc.	32,200
8,400	@	Shuffle Master, Inc.	79,128
			111,328
		Environmental Control: 0.1%
5,378	@	Calgon Carbon Corp.	79,756
91	@	Clean Harbors, Inc.	5,120
5,445	@	Darling International, Inc.	40,021
8,680	@	Tetra Tech, Inc.	230,280
3,562	@	Waste Connections, Inc.	102,799
			457,976
		Food: 0.9%
308	L	Cal-Maine Foods, Inc.	8,245
11,200	@	Dean Foods Co.	199,248
2,414		Diamond Foods, Inc.	76,572
4,000		J&J Snack Foods Corp.	172,760
129,124		Kraft Foods, Inc.	3,392,087
6,345		Lancaster Colony Corp.	325,308
1,890		Nash Finch Co.	51,673
6,405	@	Ralcorp Holdings, Inc.	374,500
1,996		Ruddick Corp.	53,134
2,700		Sanderson Farms, Inc.	101,628
4,600	@	Smithfield Foods, Inc.	63,480
2,847	@	TreeHouse Foods, Inc.	101,552
63,700		Tyson Foods, Inc.	804,531
2,550	@	United Natural Foods, Inc.	60,996
			5,785,714
		Forest Products & Paper: 0.6%
4,275	@	Buckeye Technologies, Inc.	45,871
1,100	@	Clearwater Paper Corp.	45,463
99,316		International Paper Co.	2,207,795
50,300		MeadWestvaco Corp.	1,122,193
3,900		Schweitzer-Mauduit International, Inc.	212,004
2,926		Wausau Paper Corp.	29,260
			3,662,586
		Gas: 0.6%
4,917		AGL Resources, Inc.	173,423

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Gas (continued)
12,527		Atmos Energy Corp.	$353,011
8,998		Energen Corp.	387,814
1,623		Laclede Group, Inc.	52,196
2,200		National Fuel Gas Co.	100,782
6,921		New Jersey Resources Corp.	251,302
950		Northwest Natural Gas Co.	39,577
3,565		Piedmont Natural Gas Co.	85,346
33,741		Sempra Energy	1,680,639
2,100		South Jersey Industries, Inc.	74,130
12,288		Southern Union Co.	255,468
3,100		Southwest Gas Corp.	79,298
13,697		UGI Corp.	343,247
2,000		WGL Holdings, Inc.	66,280
			3,942,513
		Hand/Machine Tools: 0.1%
1,175		Baldor Electric Co.	32,125
953		Kennametal, Inc.	23,453
4,400		Lincoln Electric Holdings, Inc.	208,780
1,195		Regal-Beloit Corp.	54,623
			318,981
		Healthcare - Products: 1.4%
240	@	Abaxism, Inc.	6,420
6,700	@	Align Technology, Inc.	95,274
13,250	@	American Medical Systems Holdings, Inc.	224,190
1,480		Beckman Coulter, Inc.	102,031
952		Cooper Cos., Inc.	28,303
5,970	@	Cyberonics	95,162
7,310	@	Gen-Probe, Inc.	302,926
1,900	@	Haemonetics Corp.	106,628
4,000	@	Hanger Orthopedic Group, Inc.	55,480
3,050	@	Henry Schein, Inc.	167,476
7,584		Hill-Rom Holdings, Inc.	165,180
20,198	@	Hologic, Inc.	330,035
22,700	@	Hospira, Inc.	1,012,420
54	@	ICU Medical, Inc.	1,990
6,807		Invacare Corp.	151,660
52,490		Johnson & Johnson	3,196,116
5,190	@	Kensey Nash Corp.	150,251
9,540	@	Kinetic Concepts, Inc.	352,789
50,212		Medtronic, Inc.	1,847,802
7,130	@	PSS World Medical, Inc.	155,648
1,364	@	Resmed, Inc.	61,653
13,145		Steris Corp.	400,265
3,450	@	Symmetry Medical, Inc.	35,777
2,200		Techne Corp.	137,610
890		West Pharmaceutical Services, Inc.	36,143
			9,219,229
		Healthcare - Services: 0.9%
709	@	Air Methods Corp.	23,092
1,478	@	Almost Family, Inc.	43,971
4,230	@, L	Amedisys, Inc.	184,555
1,225	@	AMERIGROUP Corp.	27,158
8,441	@	Amsurg Corp.	179,202
5,800	@	Centene Corp.	109,852
12,946	@	Community Health Systems, Inc.	413,366
12,200	@	Coventry Health Care, Inc.	243,512
1,000	@	Genoptix, Inc.	34,780
6,315	@	Gentiva Health Services, Inc.	157,938
7,350	@	Healthspring, Inc.	90,038
3,332	@	Healthways, Inc.	51,046
8,344	@	Humana, Inc.	311,231
19	@	IPC The Hospitalist Co., Inc.	598
10,600	@	Kindred Healthcare, Inc.	172,038
3,521	@	LHC Group, Inc.	105,384
134	@	LifePoint Hospitals, Inc.	3,626
11,200	@	Lincare Holdings, Inc.	350,000
7,400	@	Magellan Health Services, Inc.	229,844
7,080	@	Mednax, Inc.	388,834
5,318	@, L	Molina Healthcare, Inc.	110,029
8,385	@	Odyssey HealthCare, Inc.	104,813
2,200	@	RehabCare Group, Inc.	47,718
57,803		UnitedHealth Group, Inc.	1,447,387
4,450		Universal Health Services, Inc.	275,589
3,093	@	WellCare Health Plans, Inc.	76,242
13,200	@	WellPoint, Inc.	625,152
			5,806,995
		Home Builders: 0.2%
22,400		D.R. Horton, Inc.	255,584
4,170	@	M/I Homes, Inc.	56,670
9,450		MDC Holdings, Inc.	328,293
2,981	@	Meritage Homes Corp.	60,514
371	@	NVR, Inc.	236,464

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Home Builders (continued)
3,358		Ryland Group, Inc.	$70,753
17,255	@	Standard-Pacific Corp.	63,671
1,502		Thor Industries, Inc.	46,487
			1,118,436
		Home Furnishings: 0.0%
1,775	@	DTS, Inc.	48,600
9,380		La-Z-Boy, Inc.	81,137
3,500	@	Universal Electronics, Inc.	71,470
			201,207
		Household Products/Wares: 0.6%
6,800		American Greetings Corp.	151,640
8,647	@	Central Garden & Pet Co.	94,512
5,530		Church & Dwight Co., Inc.	313,772
3,200	@	Helen of Troy Ltd.	62,176
50,734		Kimberly-Clark Corp.	2,992,291
2,454		Scotts Miracle-Gro Co.	105,399
6,081		Tupperware Corp.	242,754
			3,962,544
		Housewares: 0.0%
4,557		Toro Co.	181,232
			181,232
		Insurance: 1.9%
36,446		Aflac, Inc.	1,557,702
15,533		American Financial Group, Inc.	396,092
2,365		American Physicians Capital, Inc.	68,136
4,652	@	Amerisafe, Inc.	80,247
9,100		AON Corp.	370,279
55,173		Chubb Corp.	2,781,271
8,551		Delphi Financial Group	193,509
169		Employers Holdings, Inc.	2,616
6,429	@@, S	Everest Re Group Ltd.	563,823
6,886		Fidelity National Title Group, Inc.	103,841
6,469		Hanover Insurance Group, Inc.	267,364
17,260		HCC Insurance Holdings, Inc.	472,061
3,633		Infinity Property & Casualty Corp.	154,330
93	@	Navigators Group, Inc.	5,115
5,450	@	ProAssurance Corp.	284,436
13,539		Protective Life Corp.	290,005
11,128		Reinsurance Group of America, Inc.	496,309
1,703		RLI Corp.	89,884
4,535		Safety Insurance Group, Inc.	149,292
2,328		Selective Insurance Group	36,619
10,205		Stancorp Financial Group, Inc.	411,976
4,310		Tower Group, Inc.	105,121
27,152		Travelers Cos., Inc.	1,336,693
324		Unitrin, Inc.	6,315
76,729		UnumProvident Corp.	1,645,070
8,350		WR Berkley Corp.	211,088
			12,079,194
		Internet: 1.3%
6,800	@	Akamai Technologies, Inc.	133,824
5,732	@	Amazon.com, Inc.	535,140
2,054	@	Avocent Corp.	41,635
4,720	@	Blue Coat Systems, Inc.	106,625
1,390	@	Blue Nile, Inc.	86,347
5,070	@	Cybersource Corp.	84,517
2,764	@	DealerTrack Holdings, Inc.	52,267
102,667	@	eBay, Inc.	2,423,968
13,868	@	eResearch Technology, Inc.	97,076
5,150	@	F5 Networks, Inc.	204,095
7,289	@	Google, Inc. - Class A	3,614,251
8,208	@	j2 Global Communications, Inc.	188,866
600	@, L	NetFlix, Inc.	27,702
4,040	L	Nutri/System, Inc.	61,650
7,790	@	Perficient, Inc.	64,423
2,480	@, L	Priceline.com, Inc.	411,234
6,360	@	Stamps.com, Inc.	58,830
17,251		United Online, Inc.	138,698
8,104	@	Websense, Inc.	136,147
			8,467,295
		Investment Companies: 0.0%
8,105		Apollo Investment Corp.	77,403
			77,403
		Iron/Steel: 0.5%
14,689		Cliffs Natural Resources, Inc.	475,336
42,079		Nucor Corp.	1,978,134
8,300		Reliance Steel & Aluminum Co.	353,248
9,799		Steel Dynamics, Inc.	150,317
9,330		United States Steel Corp.	413,972
			3,371,007
		Leisure Time: 0.0%
3,550	@	Interval Leisure Group, Inc.	44,304

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time (continued)
3,625		Polaris Industries, Inc.	$147,828
			192,132
		Lodging: 0.0%
116		Marcus Corp.	1,484
			1,484
		Machinery - Construction & Mining: 0.2%
3,100		Bucyrus International, Inc.	110,422
18,300		Caterpillar, Inc.	939,339
9,232		Joy Global, Inc.	451,814
13	@	Terex Corp.	269
			1,501,844
		Machinery - Diversified: 0.3%
316	@	AGCO Corp.	8,731
4,342		Applied Industrial Technologies, Inc.	91,877
5,648		Briggs & Stratton Corp.	109,628
149		Cognex Corp.	2,441
7,300		Flowserve Corp.	719,342
4,550	@	Gardner Denver, Inc.	158,704
4,977	@	Gerber Scientific, Inc.	29,762
4,249		Graco, Inc.	118,420
5,581		IDEX Corp.	155,989
2,209	@	Intermec, Inc.	31,147
1,645	L	Lindsay Manufacturing Co.	64,780
2,398		Nordson Corp.	134,504
1,200		Robbins & Myers, Inc.	28,176
5,698		Roper Industries, Inc.	290,484
4,086		Wabtec Corp.	153,348
			2,097,333
		Media: 1.6%
224,032		Comcast Corp. – Class A	3,783,900
40,450	@, L	DIRECTV Group, Inc.	1,115,611
8,289		John Wiley & Sons, Inc.	288,291
8,600		McGraw-Hill Cos., Inc.	216,204
5,700		Scholastic Corp.	138,738
4,600		Scripps Networks Interactive - Class A	169,970
9,298	@	Time Warner Cable, Inc.	400,651
116,116		Time Warner, Inc.	3,341,818
35,100	@	Viacom - Class B	984,204
			10,439,387
		Metal Fabricate/Hardware: 0.2%
19,700		Commercial Metals Co.	352,630
1,100		Lawson Products	19,151
7,946		Mueller Industries, Inc.	189,671
13,421		Timken Co.	314,454
560		Valmont Industries, Inc.	47,701
13,949		Worthington Industries	193,891
			1,117,498
		Mining: 0.0%
667		Amcol International Corp.	15,268
1,689	@	Brush Engineered Materials, Inc.	41,313
152	@	Century Aluminum Co.	1,421
			58,002
		Miscellaneous Manufacturing: 3.0%
16,500		3M Co.	1,217,700
10,371		Actuant Corp.	166,558
1,034		Acuity Brands, Inc.	33,305
2,800		AO Smith Corp.	106,680
4,224		Aptargroup, Inc.	157,809
2,553	@	AZZ, Inc.	102,554
6,983		Brink's Co.	187,913
9,450		Carlisle Cos., Inc.	320,450
5,260	@	Ceradyne, Inc.	96,416
1,983		Clarcor, Inc.	62,187
1,931		Crane Co.	49,839
6,673		Donaldson Co., Inc.	231,086
33,570		Dover Corp.	1,301,173
15,800		Eaton Corp.	894,122
2,188	@	ESCO Technologies, Inc.	86,207
578		Federal Signal Corp.	4,156
425,662		General Electric Co.	6,989,339
192	@	Griffon Corp.	1,933
12,513		Harsco Corp.	443,085
24,500		Honeywell International, Inc.	910,175
63,900		Illinois Tool Works, Inc.	2,729,169
48,323		ITT Corp.	2,520,044
3,150		John Bean Technologies Corp.	57,236
1,471		Matthews International Corp. - Class A	52,044
667		Myers Industries, Inc.	7,184
10,547		Pentair, Inc.	311,347
2,098		SPX Corp.	128,544
1,200		Standex International Corp.	23,796
2,347	L	Sturm Ruger & Co., Inc.	30,370

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
4,900		Tredegar Corp.	$71,050
			19,293,471
		Office Furnishings: 0.0%
119		HNI, Corp.	2,808
			2,808
		Office/Business Equipment: 0.4%
55,000		Pitney Bowes, Inc.	1,366,750
157,100		Xerox Corp.	1,215,954
			2,582,704
		Oil & Gas: 4.4%
14,729		Anadarko Petroleum Corp.	923,950
15,188		Apache Corp.	1,394,714
6,559	@	Atwood Oceanics, Inc.	231,336
4,591	@	Bill Barrett Corp.	150,539
59,100		Chesapeake Energy Corp.	1,678,440
33,476		Chevron Corp.	2,357,715
4,000	@	Encore Acquisition Co.	149,600
14,300		ENSCO International, Inc.	608,322
13,700		EOG Resources, Inc.	1,144,087
126,632		ExxonMobil Corp.	8,688,222
8,012		Frontier Oil Corp.	111,527
2,650		Helmerich & Payne, Inc.	104,755
3,055		Holly Corp.	78,269
29,624		Murphy Oil Corp.	1,705,454
9,260	@	Newfield Exploration Co.	394,106
39,114		Occidental Petroleum Corp.	3,066,538
21,329		Patterson-UTI Energy, Inc.	322,068
4,381	@	Petroleum Development Corp.	81,749
8,512	@	Petroquest Energy, Inc.	55,243
1,995	@	Pioneer Drilling Co.	14,643
29,800		Pioneer Natural Resources Co.	1,081,442
4,146	@	Plains Exploration & Production Co.	114,678
13,954	@, L	Pride International, Inc.	424,760
7,583	@, L	Quicksilver Resources, Inc.	107,603
36	@, L	Seahawk Drilling, Inc.	1,119
3,072		St. Mary Land & Exploration Co.	99,717
4,188	@	Stone Energy Corp.	68,306
72,600	S	XTO Energy, Inc.	2,999,832
			28,158,734
		Oil & Gas Services: 0.7%
3,842	@	Basic Energy Services, Inc.	32,619
10,820	@	Cameron International Corp.	409,212
3,600	@	Dril-Quip, Inc.	178,704
12,547	@	Helix Energy Solutions Group, Inc.	187,954
1,914	@	Hornbeck Offshore Services, Inc.	52,750
41	@	ION Geophysical Corp.	144
303		Lufkin Industries, Inc.	16,114
5,700	@	Matrix Service Co.	61,959
1,397	@	NATCO Group, Inc.	61,859
59,419	@	National Oilwell Varco, Inc.	2,562,741
2,821	@	Oceaneering International, Inc.	160,092
8,026	@	Oil States International, Inc.	281,953
3,668		Schlumberger Ltd.	218,613
3,479	@	SEACOR Holdings, Inc.	283,991
			4,508,705
		Packaging & Containers: 0.6%
11,900		Ball Corp.	585,480
30,924		Bemis Co.	801,241
18,455		Packaging Corp. of America	376,482
34,600	@	Pactiv Corp.	901,330
6,030		Rock-Tenn Co.	284,073
12,010		Sonoco Products Co.	330,755
13,348		Temple-Inland, Inc.	219,174
			3,498,535
		Pharmaceuticals: 3.5%
60,996		Abbott Laboratories	3,017,472
59,738		AmerisourceBergen Corp.	1,336,936
41,572		Bristol-Myers Squibb Co.	936,201
3,950	@	Catalyst Health Solutions, Inc.	115,143
15,350	@	Endo Pharmaceuticals Holdings, Inc.	347,371
47,129		McKesson Corp.	2,806,532
39,628	@	Medco Health Solutions, Inc.	2,191,825
9,613		Medicis Pharmaceutical Corp.	205,238
13,261		Omnicare, Inc.	298,638
4,846	@	Par Pharmaceutical Cos., Inc.	104,237
11,599		Perrigo Co.	394,250
351,270		Pfizer, Inc.	5,813,519
6,300	@	PharMerica Corp.	116,991
2,670	@	Savient Pharmaceuticals, Inc.	40,584
52,860		Schering-Plough Corp.	1,493,295
11,327	@	Sepracor, Inc.	259,388
9,541	@	Valeant Pharmaceuticals International	267,720

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
4,934	@	Viropharma, Inc.	$47,465
13,750	@	Watson Pharmaceuticals, Inc.	503,800
42,759		Wyeth	2,077,232
			22,373,837
		Pipelines: 0.4%
1,633		Oneok, Inc.	59,800
123,900		Williams Cos., Inc.	2,214,093
			2,273,893
		Real Estate: 0.0%
5,290	@	Forestar Real Estate Group, Inc.	90,882
1,194		Jones Lang LaSalle, Inc.	56,560
			147,442
		Retail: 4.4%
10,000	@	99 Cents Only Stores	134,500
9,750		Advance Auto Parts, Inc.	382,980
8,700	@	Aeropostale, Inc.	378,189
7,600	L	Barnes & Noble, Inc.	168,872
18,400	@	Bed Bath & Beyond, Inc.	690,736
6,174		Big 5 Sporting Goods Corp.	93,227
4,700	@	BJ's Wholesale Club, Inc.	170,234
6,758		Bob Evans Farms, Inc.	196,387
10,913		Brinker International, Inc.	171,661
4,360	L	Buckle, Inc.	148,850
1,800	@, L	Buffalo Wild Wings, Inc.	74,898
9,104	@, L	Cabela's, Inc.	121,447
6,200	@	California Pizza Kitchen, Inc.	96,844
14,657	@	Carmax, Inc.	306,331
5,774	S	Casey's General Stores, Inc.	181,188
1,200		Cash America International, Inc.	36,192
9,600		Cato Corp.	194,784
2,363	@	CEC Entertainment, Inc.	61,107
13,474	@	Cheesecake Factory	249,538
15,300	@	Chico's FAS, Inc.	198,900
3,226	@	Childrens Place Retail Stores, Inc.	96,651
1,450	@, L	Chipotle Mexican Grill, Inc.	140,723
450	@	Collective Brands, Inc.	7,799
302	@	Copart, Inc.	10,029
4,589		Cracker Barrel Old Country Store	157,862
2,851	L	DineEquity, Inc.	70,562
9,850	@	Dollar Tree, Inc.	479,498
9,000	@, L	Dress Barn, Inc.	161,370
24,310		Family Dollar Stores, Inc.	641,784
10,050		Finish Line	102,108
6,230	@	First Cash Financial Services, Inc.	106,720
13,650		Foot Locker, Inc.	163,118
10,005		Fred's, Inc.	127,364
47,698		Gap, Inc.	1,020,737
3,505		Group 1 Automotive, Inc.	94,109
5,115		Guess ?, Inc.	189,460
4,782	@	Gymboree Corp.	231,353
120	@, L	Hibbett Sporting Goods, Inc.	2,188
133,264		Home Depot, Inc.	3,550,153
6,300	@	HOT Topic, Inc.	47,187
4,300	@	HSN, Inc.	70,004
2,100	@	Jack in the Box, Inc.	43,029
40,000		JC Penney Co., Inc.	1,350,000
4,568	@	Jo-Ann Stores, Inc.	122,559
2,568	@	JoS. A Bank Clothiers, Inc.	114,969
21,700	@	Kohl's Corp.	1,237,985
78,800		Limited Brands, Inc.	1,338,812
2,836	@	Lithia Motors, Inc.	44,213
6,600	@	MarineMax, Inc.	51,546
23,060		McDonald's Corp.	1,316,034
5,299		Men's Wearhouse, Inc.	130,885
5,718		MSC Industrial Direct Co.	249,190
5,308		OfficeMax, Inc.	66,775
2,044	@	Panera Bread Co.	112,420
3,100	@	Papa John's International, Inc.	76,167
4,900		PetMed Express, Inc.	92,365
14,460		Petsmart, Inc.	314,505
5,510	@	PF Chang's China Bistro, Inc.	187,175
7,529		Phillips-Van Heusen	322,166
13,350		Ross Stores, Inc.	637,730
11,208	@	Ruby Tuesday, Inc.	94,371
2,918	L	Sonic Automotive, Inc.	30,639
9,992		Stage Stores, Inc.	129,496
66,695		Staples, Inc.	1,548,658
26,200	@	Starbucks Corp.	541,030
6,829	@	Steak N Shake Co.	80,377
4,644	@	Stein Mart, Inc.	59,025
69,904		Target Corp.	3,263,119
8,141	@	Texas Roadhouse, Inc.	86,457

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
5,900	@	Tractor Supply Co.	$285,678
1,953	@	Urban Outfitters, Inc.	58,922
42,633		Wal-Mart Stores, Inc.	2,092,854
16,955		Williams-Sonoma, Inc.	343,000
4,660		World Fuel Services Corp.	224,006
			28,173,801
		Savings & Loans: 0.5%
7,800		Dime Community Bancshares	89,154
1,792		First Niagara Financial Group, Inc.	22,095
153,431		Hudson City Bancorp., Inc.	2,017,618
49,250	L	New York Community Bancorp., Inc.	562,435
29,800		NewAlliance Bancshares, Inc.	318,860
			3,010,162
		Semiconductors: 1.4%
2,371	@	Atmel Corp.	9,934
36,900	@	Broadcom Corp.	1,132,461
3,200	@	Cree, Inc.	117,600
21,697	@	Cypress Semiconductor Corp.	224,130
2,570	@	Diodes, Inc.	46,491
4,601	@	DSP Group, Inc.	37,452
6,800	@	Fairchild Semiconductor International, Inc.	69,564
1,400	@	Hittite Microwave Corp.	51,492
33,100	@	Integrated Device Technology, Inc.	223,756
140,330		Intel Corp.	2,746,258
283		Intersil Corp.	4,333
14,477	@	Kopin Corp.	69,490
800	@	Lam Research Corp.	27,328
3,592		Micrel, Inc.	29,275
11,321	@	Microsemi Corp.	178,759
1,950	@	MKS Instruments, Inc.	37,616
3,600	@	Rudolph Technologies, Inc.	26,640
8,974	@	Semtech Corp.	152,648
2,700	@, L	Sigma Designs, Inc.	39,231
18,000	@	Skyworks Solutions, Inc.	238,320
127,300		Texas Instruments, Inc.	3,015,737
6,403	@, L	Triquint Semiconductor, Inc.	49,431
132	@	Ultratech, Inc.	1,746
5,035	@	Varian Semiconductor Equipment Associates, Inc.	165,349
2,935	@	Veeco Instruments, Inc.	68,444
			8,763,485
		Software: 2.4%
2,688	@	ACI Worldwide, Inc.	40,669
11,094		Acxiom Corp.	104,949
949	@, L	Advent Software, Inc.	38,197
5,250	@	Ansys, Inc.	196,718
3,947		Blackbaud, Inc.	91,570
19,100		Broadridge Financial Solutions ADR	383,910
106,166		CA, Inc.	2,334,590
970	@	Cerner Corp.	72,556
4,585	@	Commvault Systems, Inc.	95,139
58,100	@	Compuware Corp.	425,873
3,903	@	Concur Technologies, Inc.	155,183
7,147	@	CSG Systems International	114,423
3,600	@	Digi International, Inc.	30,672
709	@	Ebix, Inc.	39,250
6,976	@	Eclipsys Corp.	134,637
4,526	@	Epicor Software Corp.	28,831
12,750		Fair Isaac Corp.	273,998
42,996		Fidelity National Information Services, Inc.	1,096,828
2,700	@	JDA Software Group, Inc.	59,238
2,200	@	Mantech International Corp.	103,752
6,900	@	Metavante Technologies, inc.	237,912
157,932		Microsoft Corp.	4,088,859
200,094		Oracle Corp.	4,169,959
776	@	Parametric Technology Corp.	10,724
1,900	@	Progress Software Corp.	43,035
14,900	@	Quest Software, Inc.	251,065
3,760	@	Smith Micro Software, Inc.	46,474
1,800	@	SPSS, Inc.	89,910
10,443	@	Sybase, Inc.	406,233
4,800	@	SYNNEX Corp.	146,304
3,908	@	Take-Two Interactive Software, Inc.	43,809
1,282	@	Taleo Corp.	29,024
201	@	Tyler Technologies, Inc.	3,435
			15,387,726
		Telecommunications: 3.4%
43,250	@	3Com Corp.	226,198
7,441	@	ADC Telecommunications, Inc.	62,058
1,960	@	Anixter International, Inc.	78,616
1,600		Applied Signal Technology, Inc.	37,232
15,518	@	Arris Group, Inc.	201,889
258,757		AT&T, Inc.	6,989,027

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
4,460		Black Box Corp.	$111,901
2,700	@, L	Cbeyond, Inc.	43,551
23,900		CenturyTel, Inc.	803,040
795	@	Cincinnati Bell, Inc.	2,783
283,761	@	Cisco Systems, Inc.	6,679,734
8,531	@	CommScope, Inc.	255,333
3,723	@	Comtech Telecommunications	123,678
9,412		Corning, Inc.	144,098
3,900	@	EMS Technologies, Inc.	81,198
3,000	@	General Communication, Inc.	20,580
8,870	@	Harmonic, Inc.	59,252
9,287		Harris Corp.	349,191
190		Iowa Telecommunications Services, Inc.	2,394
4,350	@	Netgear, Inc.	79,823
9,400	@	NeuStar, Inc.	212,440
6,600	@	Neutral Tandem, Inc.	150,216
6,098	@, L	Novatel Wireless, Inc.	69,273
4,316		Plantronics, Inc.	115,712
4,400	@	Polycom, Inc.	117,700
67,366		Qualcomm, Inc.	3,030,123
74,300	S, L	Qwest Communications International, Inc.	283,083
20,900	@	RF Micro Devices, Inc.	113,487
5,299	@	Symmetricom, Inc.	27,449
2,547	@	Syniverse Holdings, Inc.	44,573
4,200	@	Tekelec	69,006
45,925		Verizon Communications, Inc.	1,390,150
			21,974,788
		Textiles: 0.1%
4,203		G&K Services, Inc.	93,138
1,927	@	Mohawk Industries, Inc.	91,899
3,981		Unifirst Corp.	176,955
			361,992
		Toys/Games/Hobbies: 0.0%
3,300	@	Marvel Entertainment, Inc.	163,746
			163,746
		Transportation: 0.7%
1,153	@	Bristow Group, Inc.	34,233
3,992		Con-way, Inc.	152,973
30,200		CSX Corp.	1,264,172
8,334		Heartland Express, Inc.	120,010
4,110	@	HUB Group, Inc.	93,914
3,700	@	Kirby Corp.	136,234
1,600		Knight Transportation, Inc.	26,848
4,222		Landstar System, Inc.	160,689
7,913		Overseas Shipholding Group	295,709
14,600		Ryder System, Inc.	570,276
6,774		Tidewater, Inc.	318,988
7,517		Union Pacific Corp.	438,617
10,800		United Parcel Service, Inc. - Class B	609,876
			4,222,539
		Total Common Stock
		(Cost $336,305,429)	383,516,716
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Apartments: 0.2%
3,603		BRE Properties, Inc.	112,774
3,625		Camden Property Trust	146,088
7,566		Equity Residential	232,276
1,400		Essex Property Trust, Inc.	111,412
6,064		Home Properties, Inc.	261,298
5,195		Mid-America Apartment Communities, Inc.	234,450
60		Post Properties, Inc.	1,080
14,400		UDR, Inc.	226,656
			1,326,034
		Diversified: 0.2%
10,494		Cousins Properties, Inc.	86,890
11,602		Duke Realty Corp.	139,340
5,679		Entertainment Properties Trust	193,881
9,350		Liberty Property Trust	304,156
3,926		Potlatch Corp.	111,695
2,726		PS Business Parks, Inc.	139,898
			975,860
		Forest Products & Paper: 0.0%
6,826		Rayonier, Inc.	279,252
			279,252
		Healthcare: 0.2%
7,200		HCP, Inc.	206,928
9,005		Healthcare Realty Trust, Inc.	190,276
5,506		LTC Properties, Inc.	132,364
250		Medical Properties Trust, Inc.	1,953
7,300		Nationwide Health Properties, Inc.	226,227

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare (continued)
13,520		Senior Housing Properties Trust	$258,367
			1,016,115
		Hotels: 0.0%
2,410	@	DiamondRock Hospitality Co.	19,521
5,100	@	Hospitality Properties Trust	103,887
5,089		LaSalle Hotel Properties	100,050
			223,458
		Office Property: 0.2%
3,933		Alexandria Real Estate Equities, Inc.	213,759
6,410		BioMed Realty Trust, Inc.	88,458
3,800		Corporate Office Properties Trust SBI MD	140,144
4,482		Franklin Street Properties Corp.	58,714
3,158		Highwoods Properties, Inc.	99,319
685		Kilroy Realty Corp.	19,002
5,700		Mack-Cali Realty Corp.	184,281
3,700		SL Green Realty Corp.	162,245
			965,922
		Regional Malls: 0.3%
5,162	L	Macerich Co.	156,563
14,662	L	Pennsylvania Real Estate Investment Trust	111,578
26,717		Simon Property Group, Inc.	1,854,961
			2,123,102
		Shopping Centers: 0.1%
7,950	@	Cedar Shopping Centers, Inc.	51,278
3,935	L	Equity One, Inc.	61,661
3,800		Federal Realty Investment Trust	233,206
3,402		Kite Realty Group Trust	14,186
3,800		Regency Centers Corp.	140,790
978		Tanger Factory Outlet Centers, Inc.	36,519
1,900		Urstadt Biddle Properties, Inc.	27,721
10,288		Weingarten Realty Investors	204,937
			770,298
		Single Tenant: 0.1%
9,964		National Retail Properties, Inc.	213,927
8,650		Realty Income Corp.	221,873
			435,800
		Storage: 0.1%
84	@	Extra Space Storage, Inc.	886
8,950		Public Storage, Inc.	673,398
			674,284
		Warehouse/Industrial: 0.1%
10,318		AMB Property Corp.	236,798
3,650		EastGroup Properties, Inc.	139,503
13,100		Prologis	156,152
			532,453
		Total Real Estate Investment Trusts
		(Cost $7,720,636)	9,322,578
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
857	#, P	Zurich RegCaPS Funding Trust	595,079
		Total Preferred Stock
		(Cost $814,150)	595,079

Principal Amount			Value
CORPORATE BONDS/NOTES: 13.9%
		Advertising: 0.0%
$250,000	#	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$271,250
			271,250
		Agriculture: 0.2%
699,000		Altria Group, Inc., 9.700%, due 11/10/18	869,582
215,000		Philip Morris International, Inc., 6.875%, due 03/17/14	245,847
			1,115,429
		Apartments: 0.0%
194,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	198,434
			198,434
		Banks: 2.8%
541,000		American Express Bank FSB, 5.500%, due 04/16/13	571,436
400,000		Bank of America Corp., 5.420%, due 03/15/17	382,758
482,000		Bank of America Corp., 8.000%, due 12/29/49	429,168
140,000	@@	Bank of Ireland, 0.563%, due 12/29/49	49,000
1,438,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	1,449,465
518,000	@@, #	Barclays Bank PLC, 7.375%, due 06/29/49	461,020
171,000		Capital One Financial Corp., 7.375%, due 05/23/14	191,027
1,013,000		Citigroup, Inc., 5.000%, due 09/15/14	964,991
394,000		Citigroup, Inc., 6.125%, due 05/15/18	388,589
236,000		Citigroup, Inc., 6.375%, due 08/12/14	244,251
520,000		Citigroup, Inc., 8.500%, due 05/22/19	587,983
543,000	@@	Credit Suisse/New York NY, 5.300%, due 08/13/19	557,829

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$241,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	$169,987
1,046,000		Fifth Third Bancorp., 8.250%, due 03/01/38	977,427
864,000		First Tennessee Bank NA, 5.650%, due 04/01/16	711,020
318,000	L	Goldman Sachs Group, Inc., 5.250%, due 04/01/13	338,196
372,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	398,685
427,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	452,424
443,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	482,262
234,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	247,863
560,000	@@	HSBC Bank PLC, 1.288%, due 06/29/49	324,800
602,000	@@, #	HSBC Capital Funding L.P./Jersey Channel Islands, 9.547%, due 12/29/49	614,040
387,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	404,057
344,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	360,826
1,093,000		Morgan Stanley, 4.750%, due 04/01/14	1,086,018
511,000		Morgan Stanley, 7.300%, due 05/13/19	563,225
1,015,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	1,148,140
960,000	@@, #	Rabobank, 11.000%, due 12/29/49	1,179,283
622,000		Wachovia Bank NA, 6.000%, due 11/15/17	653,655
796,000		Wachovia Bank NA, 6.600%, due 01/15/38	876,694
101,000		Wachovia Corp., 5.250%, due 08/01/14	102,680
295,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	261,075
			17,629,874
		Beverages: 0.3%
596,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	636,638
547,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	648,350
396,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	450,911
			1,735,899
		Building Materials: 0.1%
395,000	#	USG Corp., 9.750%, due 08/01/14	414,750
290,000	@@, #	Voto-Votorantim Overseas Trading Operations NV, 6.625%, due 09/25/19	290,363
			705,113
		Chemicals: 0.2%
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	317,732
267,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	323,021
432,000		Dow Chemical Co., 7.600%, due 05/15/14	478,368
			1,119,121
		Coal: 0.1%
610,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	631,350
			631,350
		Commercial Services: 0.2%
527,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	555,808
495,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	473,963
			1,029,771
		Computers: 0.2%
521,000		Hewlett-Packard Co., 4.750%, due 06/02/14	559,757
475,000	@@	Seagate Technology, Inc., 6.800%, due 10/01/16	438,188
			997,945
		Diversified Financial Services: 1.3%
940,000	@@, #	Aiful Corp., 4.450%, due 02/16/10	625,139
232,000		American Express Credit Corp., 5.125%, due 08/25/14	240,243
341,000		American Express Credit Corp., 7.300%, due 08/20/13	378,488
307,000		Capital One Bank USA NA, 6.500%, due 06/13/13	327,571
684,000		Capital One Bank USA NA, 8.800%, due 07/15/19	792,015
418,000		Capital One Capital V, 10.250%, due 08/15/39	463,055
241,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	221,558
634,000	@@	Credit Suisse/Guernsey, 5.860%, due 12/31/49	485,010
295,000		FIA Card Services NA, 6.625%, due 06/15/12	316,481
428,000		Fund American Cos., Inc., 5.875%, due 05/15/13	409,228
730,000		General Electric Capital Corp., 5.875%, due 01/14/38	671,666
91,000		General Electric Capital Corp., 6.000%, due 08/07/19	92,485
633,000		General Electric Capital Corp., 6.875%, due 01/10/39	665,100
237,000	@@, #	Iberdrola Finance Ireland, Ltd., 3.800%, due 09/11/14	240,568
324,000	@@, #	Iberdrola Finance Ireland, Ltd., 5.000%, due 09/11/19	326,919
1,131,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,128,275
468,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	499,444
203,000		National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	268,906
57,539	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	58,772
530,000	#, ±	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	1,723
			8,212,646
		Electric: 1.6%
499,000	@@, #	Abu Dhabi National Energy Co., 4.750%, due 09/15/14	500,512
240,000		AES Corp., 8.000%, due 10/15/17	242,700
367,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	367,435
172,000	#	Allegheny Energy Supply Co. LLC, 6.750%, due 10/15/39	174,212
284,000		Ameren Corp., 8.875%, due 05/15/14	319,534
1,298,000		Commonwealth Edison Co., 6.950%, due 07/15/18	1,472,573
391,000		DTE Energy Co., 7.050%, due 06/01/11	416,140
218,000		Duke Energy Corp., 3.950%, due 09/15/14	221,473
436,000		Duke Energy Corp., 6.300%, due 02/01/14	482,797
242,000		Entergy Texas, Inc., 7.125%, due 02/01/19	271,580
221,000		Exelon Generation Co. LLC, 6.250%, due 10/01/39	226,337
170,000	#	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	174,884
218,000	#	FirstEnergy Solutions Corp., 6.050%, due 08/15/21	225,751

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$98,000	#	FirstEnergy Solutions Corp., 6.800%, due 08/15/39	$104,217
222,000		Indiana Michigan Power, 7.000%, due 03/15/19	256,285
153,000		Jersey Central Power and Light, 7.350%, due 02/01/19	180,970
305,676	#	Juniper Generation, LLC, 6.790%, due 12/31/14	280,598
451,000		Metropolitan Edison, 7.700%, due 01/15/19	533,687
47,000		Nevada Power Co., 7.125%, due 03/15/19	53,555
1,214,000		NorthWestern Corp., 5.875%, due 11/01/14	1,280,742
419,000		Oncor Electric Delivery Co., 6.800%, due 09/01/18	482,932
568,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	734,050
243,000		Progress Energy, Inc., 6.050%, due 03/15/14	266,774
191,000		Progress Energy, Inc., 7.050%, due 03/15/19	222,783
473,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	505,265
460,000		Southwestern Electric Power, 5.550%, due 01/15/17	472,865
			10,470,651
		Electronics: 0.1%
335,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	341,700
			341,700
		Energy - Alternate Sources: 0.0%
600,000	I	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	60
700,000	I	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	70
92,655	I	PEA Lima, LLC, due 03/20/14	9
			139
		Entertainment: 0.2%
295,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	306,063
475,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	479,750
345,000	#	Warner Music Group, 9.500%, due 06/15/16	365,700
120,000	+	WMG Holdings Corp., 0.000% (step rate 9.500%), due 12/15/14	116,100
			1,267,613
		Food: 0.3%
631,000		Kraft Foods, Inc., 6.125%, due 02/01/18	669,750
131,000		Kraft Foods, Inc., 6.125%, due 08/23/18	139,189
138,000		Kraft Foods, Inc., 6.500%, due 08/11/17	149,512
205,000		Safeway, Inc., 6.250%, due 03/15/14	226,692
525,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	553,875
			1,739,018
		Forest Products & Paper: 0.0%
252,000		Domtar Corp., 10.750%, due 06/01/17	283,500
			283,500
		Gas: 0.1%
596,000		Sempra Energy, 6.500%, due 06/01/16	659,742
			659,742
		Healthcare - Products: 0.1%
480,000	&	Biomet, Inc., 10.375%, due 10/15/17	512,400
			512,400
		Healthcare - Services: 0.2%
255,000		HCA, Inc., 9.250%, due 11/15/16	264,244
480,000	&	HCA, Inc., 9.625%, due 11/15/16	500,400
252,000	#	US Oncology, Inc., 9.125%, due 08/15/17	266,490
			1,031,134
		Holding Companies - Diversified: 0.1%
492,000	@@, #	Hutchison Whampoa International Ltd., 4.625%, due 09/11/15	489,590
			489,590
		Home Builders: 0.0%
213,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	212,731
			212,731
		Hotels: 0.0%
115,000	#	Felcor Lodging L.P., 10.000%, due 10/01/14	111,838
			111,838
		Household Products/Wares: 0.0%
55,000	#	ACCO Brands Corp., 10.625%, due 03/15/15	57,750
			57,750
		Insurance: 0.9%
1,355,000	@@	Aegon NV, 3.598%, due 12/31/49	634,818
785,000		American International Group, Inc., 5.850%, due 01/16/18	569,202
331,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	331,298
416,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	395,194
353,000		Lincoln National Corp., 8.750%, due 07/01/19	408,959
677,000		Metlife, Inc., 7.717%, due 02/15/19	798,387
506,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	581,818
266,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	294,234
186,000		Prudential Financial, Inc., 4.750%, due 09/17/15	184,932
194,000		Prudential Financial, Inc., 5.700%, due 12/14/36	174,409
387,000		Prudential Financial, Inc., 6.000%, due 12/01/17	392,854
302,000		Prudential Financial, Inc., 6.625%, due 12/01/37	309,384
251,000		Prudential Financial, Inc., 7.375%, due 06/15/19	280,613
198,000		UnumProvident Corp., 7.125%, due 09/30/16	200,608
			5,556,710
		Investment Companies: 0.0%
218,000	@@, #	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	226,823
			226,823
		Iron/Steel: 0.2%
611,000	@@	ArcelorMittal, 9.850%, due 06/01/19	723,868

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Iron/Steel (continued)
$661,000	@@, #	CSN Islands XI Corp., 6.875%, due 09/21/19	$668,436
			1,392,304
		Lodging: 0.1%
584,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	600,337
			600,337
		Machinery - Diversified: 0.0%
305,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	305,000
			305,000
		Media: 1.4%
470,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	487,625
156,000		Comcast Corp., 5.300%, due 01/15/14	167,090
145,000		Comcast Corp., 5.900%, due 03/15/16	156,041
714,000		Comcast Corp., 6.300%, due 11/15/17	783,504
1,006,000	#	COX Communications, Inc., 6.250%, due 06/01/18	1,069,062
276,000	#	COX Communications, Inc., 6.950%, due 06/01/38	298,662
246,000	#	DirecTV Holdings, LLC, 5.875%, due 10/01/19	245,693
160,000		Discovery Communications, LLC, 5.625%, due 08/15/19	164,501
255,000		Echostar DBS Corp., 7.125%, due 02/01/16	254,363
485,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	500,763
467,000	#	News America, Inc., 5.650%, due 08/15/20	474,368
395,000		News America, Inc., 6.650%, due 11/15/37	412,804
855,000		News America, Inc., 6.900%, due 03/01/19	955,755
1,541,000		Time Warner Cable, Inc., 6.200%, due 07/01/13	1,680,168
1,013,000		Time Warner, Inc., 5.500%, due 11/15/11	1,077,564
75,000		Time Warner, Inc., 7.700%, due 05/01/32	85,050
276,000		Viacom, Inc., 4.250%, due 09/15/15	275,635
140,000		Viacom, Inc., 5.625%, due 09/15/19	142,567
			9,231,215
		Mining: 0.2%
292,000		Newmont Mining Corp., 5.125%, due 10/01/19	292,437
377,000		Newmont Mining Corp., 6.250%, due 10/01/39	375,702
274,000	@@	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	323,681
420,000	@@	Vale Overseas Ltd., 5.625%, due 09/15/19	429,315
			1,421,135
		Miscellaneous Manufacturing: 0.2%
125,000	@@, #	Bombardier, Inc., 8.000%, due 11/15/14	128,750
435,000		General Electric Co., 5.250%, due 12/06/17	447,157
615,000	@@	Tyco International Finance, 8.500%, due 01/15/19	750,905
			1,326,812
		Oil & Gas: 0.4%
257,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	244,150
221,000		Hess Corp., 8.125%, due 02/15/19	265,950
388,000		Marathon Oil Corp., 6.500%, due 02/15/14	427,666
191,000		Marathon Oil Corp., 7.500%, due 02/15/19	220,685
311,000	@@, #	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	353,763
470,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	478,225
239,000	@@	Shell International Finance BV, 4.300%, due 09/22/19	240,655
			2,231,094
		Oil & Gas Services: 0.0%
231,000	@@	Weatherford International, Ltd., 9.625%, due 03/01/19	289,646
			289,646
		Packaging & Containers: 0.0%
150,000	#	Solo Cup Co., 10.500%, due 11/01/13	159,750
			159,750
		Pharmaceuticals: 0.1%
244,000		Express Scripts, Inc., 6.250%, due 06/15/14	268,417
61,000		Express Scripts, Inc., 7.250%, due 06/15/19	71,770
216,000	@@	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	230,374
			570,561
		Pipelines: 0.5%
417,000		Enbridge Energy Partners, 9.875%, due 03/01/19	518,712
360,000		Energy Transfer Partners, 9.700%, due 03/15/19	446,331
345,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	393,023
279,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12	287,012
545,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	550,275
147,000	@@	Trans-Canada Pipelines, 7.125%, due 01/15/19	173,737
163,000	@@	Trans-Canada Pipelines, 7.625%, due 01/15/39	208,694
460,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	509,998
			3,087,782
		Regional Malls: 0.1%
436,000		Simon Property Group, Inc., 6.750%, due 05/15/14	468,066
			468,066
		Retail: 0.3%
592,000		CVS Caremark Corp., 6.125%, due 09/15/39	604,276
214,000		CVS Caremark Corp., 6.600%, due 03/15/19	241,667
330,000	#	Limited Brands, 8.500%, due 06/15/19	345,794
200,000	#	QVC, Inc., 7.500%, due 10/01/19	201,250
480,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	518,400
139,000		Yum! Brands, Inc., 5.300%, due 09/15/19	139,894
			2,051,281
		Telecommunications: 1.1%
1,135,000		AT&T, Inc., 6.550%, due 02/15/39	1,241,646

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$136,000	@@	British Telecommunications PLC, 5.150%, due 01/15/13	$141,792
227,000	@@	British Telecommunications PLC, 5.950%, due 01/15/18	230,321
397,000		CenturyTel, Inc., 7.600%, due 09/15/39	396,786
240,000		Cricket Communications, Inc., 9.375%, due 11/01/14	244,800
252,000		Cricket Communications, Inc., 10.000%, due 07/15/15	260,190
44,000		Embarq Corp., 6.738%, due 06/01/13	47,752
594,000		Embarq Corp., 7.995%, due 06/01/36	622,371
180,000		Frontier Communications Corp., 8.125%, due 10/01/18	182,025
477,000	@@, #	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	485,348
240,000		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	246,600
240,000		Nextel Communications, Inc., 5.950%, due 03/15/14	213,600
252,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	250,110
255,000		Sprint Nextel Corp., 6.000%, due 12/01/16	228,863
154,000	@@	Telefonica Emisones SAU, 5.877%, due 07/15/19	167,638
261,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	293,525
181,000		Verizon Communications, Inc., 7.350%, due 04/01/39	215,340
447,000		Verizon Communications, Inc., 8.950%, due 03/01/39	614,315
1,000,000	#	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	1,081,723
			7,164,745
		Transportation: 0.3%
453,000		CSX Corp., 6.250%, due 04/01/15	501,488
517,000		CSX Corp., 7.450%, due 04/01/38	639,870
206,000		Union Pacific Corp., 5.125%, due 02/15/14	221,201
572,000		Union Pacific Corp., 5.700%, due 08/15/18	618,078
			1,980,637
		Total Corporate Bonds/Notes
		(Cost $85,017,582)	88,888,536
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%
		Federal Home Loan Mortgage Corporation##: 3.5%
866,743	S, ^	4.936%, due 03/15/33	899,177
279,894	S	4.966%, due 04/01/35	293,807
2,092,000	W	5.000%, due 11/15/34	2,153,779
6,953,463	S	5.000%, due 08/15/16-04/15/32	7,337,701
1,534,000	W	5.500%, due 11/15/34	1,600,393
3,786,000	S	5.500%, due 12/15/20-05/15/36	3,997,462
383,730		5.500%, due 02/15/34	398,021
5,072,656	S	6.000%, due 01/15/29-10/15/32	5,475,955
220,254	S	6.500%, due 11/01/28-12/01/31	237,502
			22,393,797
		Federal National Mortgage Association##: 5.7%
97,928	S	0.386%, due 04/25/35	90,189
32,732	S	0.596%, due 08/25/33	32,024
1,453,000	W	4.500%, due 10/15/18	1,504,763
6,319,408	S	5.000%, due 02/25/29-07/01/37	6,562,364
351,062		5.000%, due 06/01/33	364,516
3,610,000	W	5.500%, due 10/15/35	3,776,399
1,876,000	S	5.500%, due 05/25/30	1,978,941
4,030,000	W	6.000%, due 10/14/39	4,252,279
6,256,070	S	6.000%, due 06/01/16-01/01/38	6,761,315
8,654,000	W	6.500%, due 10/01/31	9,250,313
1,135,534	S	7.000%, due 06/01/29-07/01/32	1,255,446
665,099	S	7.500%, due 11/01/29-01/25/48	734,842
			36,563,391
		Government National Mortgage Association: 2.3%
16,266	S	4.125%, due 12/20/29	16,545
61,768	S	4.375%, due 04/20/28	63,191
6,778,000	W	4.500%, due 11/15/35	6,856,367
744,334	S	4.500%, due 04/15/39	757,127
1,790,000		4.500%, due 11/20/39	1,806,221
692,000	W	5.000%, due 03/15/38	713,517
881,605		5.500%, due 09/15/38-03/20/39	927,615
806,000	W	6.000%, due 10/01/32	850,960
515,697		6.000%, due 10/15/38	545,591
92,670	S	6.500%, due 10/15/31	100,161
925,262	S	7.000%, due 09/15/24-11/15/24	1,018,441
815,512		7.500%, due 12/15/23	908,987
			14,564,723
		Total U.S. Government Agency Obligations
		(Cost $71,515,964)	73,521,911
U.S. TREASURY OBLIGATIONS: 5.3%
		U.S. Treasury Notes: 5.3%
15,469,000		1.000%, due 08/31/11-09/30/11	15,484,123
590,000		1.375%, due 09/15/12	589,170
2,262,000		1.750%, due 08/15/12	2,286,036
2,441,000		2.375%, due 08/31/14	2,450,918
192,000		2.625%, due 06/30/14	195,480
859,000		3.250%, due 06/30/16	880,140
8,023,000		3.625%, due 08/15/19	8,237,367
3,681,000		4.250%, due 05/15/39	3,809,261
		Total U.S. Treasury Obligations
		(Cost $33,742,574)	33,932,495

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
ASSET-BACKED SECURITIES: 1.4%
		Automobile Asset-Backed Securities: 0.7%
$563,000	#, S	Bank of America Auto Trust, 2.130%, due 09/15/13	$564,256
406,000	#, S	Bank of America Auto Trust, 2.670%, due 07/15/13	410,395
321,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	326,384
879,000		Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	897,858
366,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	386,562
241,000		Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	244,806
376,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	395,931
216,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	216,306
285,000	@@	Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	284,993
208,000	@@	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	207,958
241,000		Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	244,077
113,000		Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	116,838
351,000		USAA Auto Owner Trust, 5.070%, due 06/15/13	369,335
			4,665,699
		Home Equity Asset-Backed Securities: 0.3%
1,478,139	S	GSAA Trust, 5.242%, due 06/25/34	1,372,954
428,000	#, S	Irwin Home Equity, 5.960%, due 08/25/37	137,988
153,045		Merrill Lynch Mortgage Investors Trust, 0.606%, due 07/25/34	107,223
114		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	111
178,394		Residential Funding Mortgage Securities II, Inc., 5.890%, due 06/25/37	162,173
			1,780,449
		Other Asset-Backed Securities: 0.4%
102,959		Amortizing Residential Collateral Trust, 0.496%, due 05/25/32	61,775
66,219	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.846%, due 07/25/33	55,244
551	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	542
104,000	S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	50,638
681,636	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	637,092
766,369	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	591,987
459,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	351,098
241,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	134,951
463,414	S	Equity One, Inc., 5.050%, due 09/25/33	395,272
927,000	#, I	Hudson Mezzanine Funding, 0.994%, due 06/12/42	1
817		Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	806
18,428		Residential Asset Mortgage Products, Inc., 0.866%, due 06/25/33	10,289
312,807		Structured Asset Securities Corp., 4.910%, due 06/25/33	230,114
			2,519,809
		Total Asset-Backed Securities
		(Cost $10,986,662)	8,965,957
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
1,275,545	S	American Home Mortgage Investment Trust, 0.626%, due 11/25/45	383,681
385,169	S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	385,358
300,000	S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	315,829
1,419,533	S	Banc of America Funding Corp., 5.258%, due 09/20/35	983,979
1,258,235	S	Banc of America Funding Corp., 5.500%, due 03/25/36	1,083,382
828,730	S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	741,791
185,587	S	Bear Stearns Alternative-A Trust, 0.566%, due 07/25/34	120,633
840,322	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	779,137
790,000	S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	689,775
730,000	S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	659,667
296,021	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 04/25/35	52,973
535,258	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	381,774
411,900	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	416,043
484,550	S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	436,928
1,427,981	S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,493,635
133,749	S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	137,518
1,109,296	S	GMAC Mortgage Corp. Loan Trust, 4.980%, due 06/25/34	982,348
1,283,669	S	GMAC Mortgage Corp. Loan Trust, 5.254%, due 03/18/35	1,219,601
145,626	S	GMAC Mortgage Corp. Loan Trust, 5.463%, due 11/19/35	124,400
1,110,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,002,250
658,979	#	GSMPS Mortgage Loan Trust, 0.646%, due 04/25/36	575,180
370,147		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	332,350
192,667		Harborview Mortgage Loan Trust, 0.596%, due 01/19/35	106,331
264,698		Homebanc Mortgage Trust, 1.106%, due 08/25/29	158,795
1,119,066		JP Morgan Mortgage Trust, 5.294%, due 07/25/35	1,071,230
196,205	S	JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	133,189
34,883,649	^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.274%, due 02/15/51	250,726
212,885		JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	213,670
1,180,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	1,055,297
69,641	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	70,679
131,499		JPMorgan Commercial Mortgage Finance Corp., 7.371%, due 08/15/32	132,383
1,179,247	S	JPMorgan Mortgage Trust, 4.777%, due 07/25/35	1,065,119
405,524		JPMorgan Mortgage Trust, 4.956%, due 08/25/35	340,051
1,169,559		JPMorgan Mortgage Trust, 5.294%, due 07/25/35	1,087,045

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,030,000			LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39		$940,319
	920,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38		873,192
	667,643	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26		682,378
	550,692		Luminent Mortgage Trust, 0.446%, due 10/25/46		253,282
	21,374	S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33		18,587
	186,752		MASTR Alternative Loans Trust, 8.500%, due 05/25/33		176,492
	93,240	S	MLCC Mortgage Investors, Inc., 0.566%, due 01/25/29		79,057
	339,190		Morgan Stanley Dean Witter Capital I, 7.200%, due 10/15/33		349,134
	105,049	S	MortgageIT Trust, 0.616%, due 11/25/35		18,280
	788,000		New York Mortgage Trust, Inc., 5.651%, due 05/25/36		590,255
	308,817		Prime Mortgage Trust, 0.746%, due 02/25/35		178,070
	79,676		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36		80,301
	108,983	S	Sequoia Mortgage Trust, 0.516%, due 01/20/35		77,220
	3,027		Structured Adjustable Rate Mortgage Loan Trust, 0.556%, due 07/25/35		1,601
	175,051		Structured Asset Mortgage Investments, Inc., 0.486%, due 04/19/35		95,010
	1,130,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48		1,020,066
	291,402		Washington Mutual Mortgage Pass-through Certificates, 0.556%, due 01/25/45		183,911
	108,186		Washington Mutual Mortgage Pass-through Certificates, 0.566%, due 08/25/45		68,331
	47,671	S	Washington Mutual Mortgage Pass-through Certificates, 0.670%, due 06/25/44		30,671
	59,159		Washington Mutual Mortgage Pass-through Certificates, 1.871%, due 05/25/46		10,799
	1,316,157		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34		1,193,774
	689,531		Wells Fargo Mortgage-Backed Securities Trust, 4.418%, due 10/25/35		598,230
	628,000		Wells Fargo Mortgage-Backed Securities Trust, 4.769%, due 07/25/34		599,771
	515,781		Wells Fargo Mortgage-Backed Securities Trust, 4.868%, due 08/25/34		499,138
			Total Collateralized Mortgage Obligations
			(Cost $29,670,928)		27,600,616
OTHER BONDS: 0.9%
			Foreign Government Bonds: 0.9%
BRL	2,358,000		Brazil Notas do Tesouro Nacional, 6.000%, due 08/15/12		2,452,785
BRL	4,493,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17		2,288,257
$1,133,000			Indonesia Government International Bond, due 01/25/12		1,133,000
			Total Other Bonds
			(Cost $5,328,543)		5,874,042
			Total Long-Term Investments
			(Cost $581,102,468)		632,217,930
SHORT-TERM INVESTMENTS: 7.4%
			Money Market: 6.4%
	40,821,000	S	ING Institutional Prime Money Market Fund - Class I		40,821,000
			Total Money Market
			(Cost $40,821,000)		40,821,000
			Securities Lending Collateral(cc): 1.0%
	5,019,429		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		5,019,429
	1,627,156		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,301,725
			Total Securities Lending Collateral
			(Cost $6,646,585)		6,321,154
			Total Short-Term Investments
			(Cost $47,467,585)		47,142,154
			Total Investments in Securities
			(Cost $628,570,053)*	106.2%	$679,360,084
			Other Assets and Liabilities - Net	(6.2)	(39,476,445)
			Net Assets	100.0%	$639,883,639

		@	Non-income producing security
		@@	Foreign Issuer
		&	Payment-in-kind
		ADR	American Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		1	Collateral received from brokers for securites lending was invested in these short-term investments.
		2

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being marked to market daily.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
		±	Defaulted security
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		BRL	Brazilian Real
		*	Cost for federal income tax purposes is $651,851,250.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$66,049,992
			Gross Unrealized Depreciation		(38,541,158)
			Net Unrealized Appreciation		$27,508,834

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$383,516,716	$—	$—	$383,516,716
Real Estate Investment Trusts	9,322,578	—	—	9,322,578
Preferred Stock	—	595,079	—	595,079
Corporate Bonds/Notes	—	88,839,397	49,139	88,888,536
U.S. Government Agency Obligations	—	73,521,911	—	73,521,911
U.S. Treasury Obligations	—	33,932,495	—	33,932,495
Asset-Backed Securities	—	8,904,181	61,776	8,965,957
Collateralized Mortgage Obligations	—	27,600,616	—	27,600,616
Other Bonds	—	3,585,785	2,288,257	5,874,042
Short-Term Investments	45,840,429	1,301,725	—	47,142,154
Total Investments, at value	$438,679,723	$238,281,189	$2,399,172	$679,360,084
Other Financial Instruments+:
Forward foreign currency contracts	—	7,887	—	7,887
Futures	72,943	—	—	72,943
Swaps	—	851,494	—	851,494
Total Assets	$438,752,666	$239,140,570	$2,399,172	$680,292,408

Liabilities Table
Other Financial Instruments+:
Futures	(162,387)	—	—	(162,387)
Swaps	—	(669,079)	—	(669,079)
Total Liabilities	$(162,387)	$(669,079)	$—	$(831,466)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance at 12/31/2009	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 09/30/2009
Asset Table
Investments, at value
Preferred Stock	162,700	—	—	—	(204,586)	—	(900,912)	942,798	—	—	—
Corporate Bonds/Notes	1,843,785	—	—	—	(1,936,356)	(22,597)	(606,412)	721,719	49,000	—	49,139
Asset-Backed Securities	631,670	—	—	—	(523,057)	13	(110,813)	63,963	—	—	61,776
Other Bonds	1,186,937	4,768,902	—	—	(3,630,654)	(105,732)	286,761	570,356	—	(788,313)	2,288,257
Total Investments, at value	$3,825,092	$4,768,902	$—	$—	$(6,294,653)	$(128,316)	$(1,331,376)	$2,298,836	$49,000	$(788,313)	$2,399,172
Other Financial Instruments+:
Swaps	$142,098	$—	$—	$—	$(135,761)	$—	$135,761	$(142,098)	$—	$—	$—
Total Assets	$3,967,190	$4,768,902	$—	$—	$(6,430,414)	$(128,316)	$(1,195,615)	$2,156,738	$49,000	$(788,313)	$2,399,172

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,214,640.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Indonesian Rupiah
IDR 5,575,790,300	BUY	10/15/09	573,700	575,226	$1,526
Indian Rupee
INR 54,813,074	BUY	10/15/09	1,131,800	1,138,161	6,361
					$7,887

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Balanced Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Mini Index	12	12/18/09	$(2,164)
S&P 500	14	12/17/09	37,181
S&P Mid 400 E-Mini	35	12/18/09	35,331
U.S. Treasury 2-Year Note	15	12/31/09	431
			$70,779
Short Contracts
U.S. Treasury 10-Year Note	64	12/21/09	$(45,543)
U.S. Treasury Long Bond	47	12/21/09	(114,680)
			$(160,223)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	$(2,639)	$—	$(2,639)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	40,314	37,593	2,721
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	81,780	73,190	8,590
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	959,000	276,149	134,497	141,652
							$395,604	$245,280	$150,324

Credit Default Swaps on Credit Indices - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.11 Index	Sell	5.000	06/20/14	USD	2,287,000	$227,359	$172,184	$55,175
Barclays Bank PLC	CDX.EM.11 Index	Sell	5.000	06/20/14	USD	2,251,000	223,780	170,323	53,457
							$451,139	$342,507	$108,632

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	2.40	USD	542,000	$2,112	$—	$2,112
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	139,000	(80,975)	(41,530)	(39,445)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	284,000	(165,445)	(92,564)	(72,881)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	241,000	(140,395)	(71,093)	(69,302)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.27	USD	480,000	(279,625)	(71,058)	(208,567)
								$(664,328)	$(276,245)	$(388,083)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$182,415
Equity contracts	70,348
Foreign echange contracts	7,887
Interest rate contracts	(159,792)
Total	$100,858

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009